MORTGAGE PAYABLE (Narrative) (Details) - CAD ($)				1 Months Ended	8 Months Ended	12 Months Ended
	Jul. 09, 2021	Feb. 01, 2021	Feb. 01, 2020	Sep. 28, 2022	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
New mortgage						$ 0	$ 1,054,000
Borrowings						3,507,389	3,501,554	$ 2,442,830
Payments for debt issue costs						35,000	61,123
Finance expense						306,038	274,384
Second Mortgage [Member]
Disclosure of detailed information about borrowings [line items]
New mortgage			$ 2,446,000			0	(2,446,000)
Borrowings, interest rate			8.00%
Borrowings, maturity			February 1, 2021
Borrowings						0	0	2,442,830
Payments for debt issue costs						0	0	18,345
Minimum interest-only payments						16,307
Finance expense						0	35,783	178,242
Third Mortgage [Member]
Disclosure of detailed information about borrowings [line items]
New mortgage		$ 2,446,000				0	0
Borrowings, interest rate		8.00%
Borrowings						0	0	0
Payments for debt issue costs						0	18,345
Minimum interest-only payments						16,307
Finance expense						0	104,723	0
Fourth Mortgage [Member]
Disclosure of detailed information about borrowings [line items]
New mortgage	$ 3,500,000					(3,500,000)	3,500,000
Borrowings, interest rate	6.50%
Borrowings, maturity	July 1, 2022
Borrowings						0	3,501,554	0
Payments for debt issue costs						0	42,778
Minimum interest-only payments						18,959
Finance expense					$ 0	131,154	133,878	0
Fifth Mortgage [Member]
Disclosure of detailed information about borrowings [line items]
New mortgage						3,500,000	0
Borrowings, interest rate				9.75%
Addition to the prime rate per annum				4.30%
Borrowings, maturity				November 1, 2023
Borrowings						3,507,389	0	0
Payments for debt issue costs						35,000	0
Minimum interest-only payments						18,959
Finance expense						174,884	$ 0	$ 0
Non-discounted scheduled payments of mortgage including interest payments						$ 3,822,505